Income Taxes (Tables)	6 Months Ended
Jul. 31, 2013
Tables/Schedules [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
	July 31, 2013	January 31, 2013

Income (Loss) Before Taxes	$(726,854)	$(570,344)
Statutory rate	34%	34%

Computed expected tax payable (recovery)	$247,200	$194,300
Non-deductible expenses	(800)	(400)
Change in valuation allowance	(246,400)	(193,900)

Reported income taxes	$–	$–

Schedule of Components of Income Tax Expense (Benefit)
	July 31, 2013	January 31, 2013

Net operating loss carried forward	$518,200	$271,900

Valuation allowance	(518,200)	(271,900)

Net deferred income tax asset	$–	$–